UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03189

Name of Fund:   BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2017

Date of reporting period: 04/30/2017

Item 1 – Report to Stockholders

APRIL 30, 2017

ANNUAL REPORT

BlackRock Summit Cash Reserves Fund  |  of BlackRock Financial Institutions Series Trust

Ready Assets U.S. Treasury Money Fund

Ready Assets U.S.A. Government Money Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended April 30, 2017, risk assets, such as stocks and high-yield bonds, delivered strong performance. These markets showed great resilience during a period with big surprises, including the United Kingdom’s vote to leave the European Union and the outcome of the U.S. presidential election, which brought only brief spikes in equity market volatility. However, high-quality assets with more interest rate sensitivity struggled. U.S. Treasuries posted negative returns as rising energy prices, modest wage increases and steady job growth led to expectations of higher inflation and anticipation of interest rate increases by the U.S. Federal Reserve (the “Fed”).

The global reflationary theme — rising nominal growth, wages and inflation — was the dominant driver of asset returns during the period, outweighing significant political upheavals and uncertainty. Reflationary expectations accelerated after the U.S. election and continued into the beginning of 2017, stoked by expectations that the new presidential administration’s policies would provide an extra boost to U.S. growth. More recently, however, growing skepticism about the likelihood of significant near-term U.S. tax reform and infrastructure spending has tempered enthusiasm around the reflation trade. Nonetheless, markets have remained generally positive thus far in 2017 and continue to exhibit low levels of volatility by historical standards. Although political uncertainty persisted, benign credit conditions and expectations for economic growth have kept markets fairly tranquil. The period ended with a global risk asset rally following centrist Emmanuel Macron’s win in the first round of the French presidential election and better-than-expected U.S. and European corporate earnings.

Although economic momentum is gaining traction, the capacity for rapid global growth is restrained by structural factors, including an aging population, low productivity growth and excess savings, as well as cyclical factors, like the Fed moving toward the normalization of monetary policy and the length of the current expansion. Tempered economic growth and high valuations across most assets have set the stage for muted returns going forward.

Equity markets still present opportunities, although the disparity between winners and losers is widening — a dynamic that increases both the risk and return potential of active investing. Fixed income investors are also facing challenges as many sectors are exhibiting higher valuations while rates remain at historically low levels.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of April 30, 2017
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	13.32%	17.92%
U.S. small cap equities (Russell 2000® Index)	18.37	25.63
International equities (MSCI Europe, Australasia, Far East Index)	11.47	11.29
Emerging market equities (MSCI Emerging Markets Index)	8.88	19.13
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.23	0.40
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	(3.13)	(2.68)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(0.67)	0.83
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(0.41)	0.57
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	5.30	13.29
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE NOT PART OF YOUR FUND REPORT

ANNUAL REPORT	APRIL 30, 2017	3

Money Market Overview

For the 12-Month Period Ended April 30, 2017

In June 2016, there was the historic decision by the United Kingdom to leave the European Union (“Brexit”). Major credit rating agencies generally viewed the result of the Brexit vote unfavorably, assigning or maintaining a negative outlook on the United Kingdom, and, in certain cases, downgrading the long-term credit rating of the sovereign by as much as two notches to AA. Volatility was generally moderate in money market funds with positioning for liquidity considerations a key focus in the run up to quarter-end.

Heading into the summer months, the shift of assets from prime money market funds to government money markets continued to pick up as prime money market funds took on a defensive posture in terms of portfolio durations, liquidity and credit exposure. In the month of July, the three-month London Inter-Bank Offered Rate (“LIBOR”) curve steepened significantly, creating a technical buying opportunity for the market. The decrease in buyer base for credit inside of three months led rates for three-month LIBOR to trade above the two-year U.S. Treasury and caused a significant reduction in U.S. dollar funding for issuers in the short-term wholesale funding market.

October 14, 2016 represented the final compliance date for money market reform. The movement of assets to government money market funds from prime funds was substantial at approximately $1 trillion. Fears that government money market funds would be unable to accommodate the large shift in assets were put to rest, in part due to increased issuance of U.S. Treasury bills and higher-than-usual utilization of the Federal Reserve Bank of New York’s Reverse Repo Program. The pace of outflows from prime funds and inflows to government funds both slowed as the month progressed, and LIBOR settings, for the most part, moved marginally higher as the odds of a rate hike prior to the end of 2016 increased.

The Federal Open Market Committee (“FOMC”), at its December 14, 2016 meeting, announced a 0.25% increase in the target range for the federal funds rate to 0.50% -- 0.75%. The decision to raise interest rates was unanimous and widely expected. This further reduction in monetary accommodation, in our view, is demonstrative of the FOMC’s conviction that the economy is on an upward trajectory. At this meeting, the FOMC’s summary of economic projections provided the indication that there would be three additional rate increases in 2017. Leading into the early months of 2017, the markets were weary and were not pricing in a first quarter rate increase. However, in the weeks immediately preceding its March 15, 2017 meeting, FOMC speakers were out in the public talking about the strength of the U.S. labor market and continued progress toward the FOMC’s inflation target of 2%. Within days, the market priced in a March rate increase and at the FOMC’s March 15 meeting, the FOMC delivered a 0.25% increase in the federal funds target range to 0.75% --1.00%.

In our opinion, the FOMC appears to be on a steady path toward the normalization of monetary policy and another two 0.25% increases in the federal funds target range are possible during the balance of 2017. We also believe the FOMC will announce additional details regarding its plan to reduce the size of the Fed’s securities portfolio at the end of the year by ending the reinvestment of principle and interest payments on certain holdings. Nonetheless, we believe the federal funds rate will remain the primary policy tool. Factors that could impact our outlook for the removal of monetary accommodation include a material change in expectations for U.S. fiscal stimulus initiatives as well as the outcome of certain political tail risk events in Europe.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	ANNUAL REPORT	APRIL 30, 2017

Fund Information as of April 30, 2017

BlackRock Summit Cash Reserves Fund

BlackRock Summit Cash Reserves Fund’s (the “Fund”) investment objective is to seek current income, preservation of capital and liquidity available from investing in a diversified portfolio of short-term money market securities.

	7-Day SEC Yields	7-Day Yields
Investor A	0.03%	0.03%
Investor B	0.01%	0.01%

Portfolio Composition	Percent of Net Assets
U.S. Government Sponsored Agency Obligations	53%
Repurchase Agreements	39
U.S. Treasury Obligations	6
Other Assets Less Liabilities	2

Total	100%

Ready Assets U.S. Treasury Money Fund

Ready Assets U.S. Treasury Money Fund’s (the “Fund”) investment objective is to seek preservation of capital, liquidity and current income through investment exclusively in a diversified portfolio of short-term marketable securities that are direct obligations of the U.S. Treasury.

	7-Day SEC Yield	7-Day Yield
Ready Assets U.S. Treasury Money Fund	0.45%	0.45%

Portfolio Composition	Percent of Net Assets
U.S. Treasury Obligations	100%

Total	100%

Ready Assets U.S.A. Government Money Fund

Ready Assets U.S.A. Government Money Fund’s (the “Fund”) investment objective is to seek preservation of capital, current income and liquidity available from investing in a diversified portfolio of short-term securities, including variable rate securities, that are direct U.S. Government obligations, and repurchase agreements pertaining to such securities with banks and securities dealers.

	7-Day SEC Yield	7-Day Yield
Ready Assets U.S.A. Government Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Repurchase Agreements	60%
U.S. Treasury Obligations	35
Other Assets Less Liabilities	5

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

ANNUAL REPORT	APRIL 30, 2017	5

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on November 1, 2016 and held through April 30, 2017) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical[2]
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During the Period[1]	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During the Period[1]	Annualized Expense Ratio
BlackRock Summit Cash Reserves Fund
Investor A	$1,000.00	$1,000.00	$2.93	$1,000.00	$1,021.87	$2.96	0.59%
Investor B	$1,000.00	$1,000.00	$2.93	$1,000.00	$1,021.87	$2.96	0.59%
Ready Assets U.S. Treasury Money Fund	$1,000.00	$1,001.10	$1.64	$1,000.00	$1,023.16	$1.66	0.33%
Ready Assets U.S.A. Government Money Fund	$1,000.00	$1,000.10	$2.53	$1,000.00	$1,022.27	$2.56	0.51%

[1]

For each Fund, and each share class, if applicable, expenses are equal to the annualized net expense ratio for the Fund or class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

6	ANNUAL REPORT	APRIL 30, 2017

Schedule of Investments April 30, 2017	BlackRock Summit Cash Reserves Fund (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae Discount Notes, 0.53%, 5/01/17 (a)	$1,120	$1,120,000
Fannie Mae Variable Rate Notes (b):
1.01%, 7/20/17	1,000	999,989
1.00%, 8/16/17	1,000	999,970
0.99%, 10/05/17	750	749,951
Federal Farm Credit Bank Discount Notes (a):
0.69%, 9/29/17	395	393,857
0.91%, 11/28/17	2,000	1,989,450
Federal Farm Credit Bank Variable Rate Notes (b):
1.06%, 11/20/17	500	499,986
1.02%, 11/22/17	1,000	999,943
Federal Home Loan Bank:
0.84%, 9/08/17	1,120	1,119,558
0.88%, 3/19/18	500	499,003
Federal Home Loan Bank Discount Notes (a):
0.55%, 5/17/17	1,160	1,159,716
0.58%, 5/22/17	850	849,715
0.85%, 7/14/17 - 7/19/17	1,030	1,028,157
0.86%, 7/21/17 - 7/26/17	920	918,176
0.65%, 8/02/17 - 8/11/17	1,440	1,437,469
0.70%, 8/23/17 - 8/30/17	910	907,942
0.69%, 8/25/17	270	269,405
0.90%, 8/28/17	600	598,225
0.92%, 9/20/17	500	498,191
0.98%, 10/25/17	445	442,858
0.99%, 11/02/17	325	323,347
1.09%, 2/16/18	675	669,107
Federal Home Loan Bank Variable Rate Notes (b):
0.80%, 5/04/17	435	435,000
0.82%, 5/10/17	1,000	999,995
1.04%, 7/06/17 - 7/07/17	2,070	2,070,000
0.81%, 8/25/17	430	430,000
1.08%, 10/16/17	700	700,000
1.09%, 10/27/17	905	905,000
0.86%, 3/02/18	1,500	1,500,000

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Bank Variable Rate Notes (b) (continued):
0.91%, 3/08/18	$2,000	$2,000,000
0.85%, 4/17/18	1,200	1,200,000
0.95%, 7/09/18	1,000	1,000,000
Freddie Mac:
1.00%, 6/29/17 - 9/29/17	4,035	4,037,249
0.75%, 7/14/17 - 1/12/18	895	894,650
0.80%, 8/02/17 (a)	645	643,667
Freddie Mac Discount Notes (a):
0.52%, 5/10/17	695	694,910
0.50%, 5/16/17	600	599,875
0.65%, 9/01/17	765	763,301
Freddie Mac Variable Rate Notes (b):
1.12%, 7/21/17	1,000	999,977
1.03%, 11/13/17	300	300,116
Total U.S. Government Sponsored Agency Obligations — 53.2%		38,647,755

U.S. Treasury Obligations
U.S. Treasury Bills, 0.65%, 8/03/17 (a)	1,500	1,497,484
U.S. Treasury Notes:
0.88%, 10/15/17	525	525,337
0.99%, 10/31/17 (b)	1,219	1,218,446
0.75%, 2/28/18	950	948,744
Total U.S. Treasury Obligations — 5.8%		4,190,011

Total Repurchase Agreements — 39.3%		28,500,000
Total Investments (Cost — $71,337,766*) — 98.3%		71,337,766
Other Assets Less Liabilities — 1.7%		1,221,822

Net Assets — 100.0%		$72,559,588

Notes to Schedule of Investments

*	Cost for U.S. federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.

(b)	Variable rate security. Rate as of period end.

Repurchase Agreements

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including interest	Position	Original Par	Position received, at Value
BNP Paribas Securities Corp.	0.82%	4/28/17	5/01/17	$2,000	$2,000	$2,000,137	U.S. Treasury Obligations, 0.00% to 3.88%, due 10/31/18 to 8/15/42	2,655,022	$2,040,000
	0.80%[1]	4/28/17	5/05/17	500	500	500,078	U.S. Treasury Obligations, 0.00% to 2.50%, due 7/15/20 to 2/15/38	779,336	510,000

Total BNP Paribas Securities Corp.					$2,500				$2,550,000
J.P. Morgan Securities LLC	0.81%	4/28/17	5/01/17	2,000	2,000	2,000,135	U.S. Treasury Obligation, 3.63%, due 8/15/43	1,805,000	2,044,126
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.81%	4/28/17	5/01/17	2,000	2,000	2,000,135	U.S. Treasury Obligation, 1.38%, due 1/31/20	2,034,600	2,040,052
	0.82%	4/28/17	5/01/17	1,000	1,000	1,000,068	U.S. Government Sponsored Agency Obligations, 3.50%, due 11/20/46	1,002,702	1,020,001

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.					$3,000				$3,060,053

See Notes to Financial Statements.

ANNUAL REPORT	APRIL 30, 2017	7

Schedule of Investments (concluded)	BlackRock Summit Cash Reserves Fund

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including interest	Position	Original Par	Position received, at Value
Mizuho Securities USA, Inc.	0.83%	4/28/17	5/01/17	$5,000	$5,000	$5,000,346	U.S. Government Sponsored Agency Obligations, 5.07% to 5.12%, due 4/20/46 to 9/20/46	24,026,607	$5,350,000
RBC Capital Markets LLC	0.79%	4/28/17	5/01/17	1,000	1,000	1,000,066	U.S. Treasury Obligations, 0.00% to 2.38%, due 5/31/18 to 8/15/18	997,216	1,020,000
	0.80%	4/28/17	5/01/17	1,000	1,000	1,000,067	U.S. Government Sponsored Agency Obligations, 0.00% to 5.54%, due 4/15/39 to 9/15/46	13,126,833	1,094,484

Total RBC Capital Markets LLC					$2,000				$2,114,484
Societe Generale SA	0.82%	4/28/17	5/01/17	8,000	8,000	8,000,547	U.S. Treasury Obligations, 0.00% to 6.25%, due 10/12/17 to 11/15/43	6,996,300	8,160,071
	0.87%	4/20/17	6/15/17	1,000	1,000	1,001,353	U.S. Treasury Obligations, 2.00% to 6.25%, due 2/15/22 to 5/15/41	1,005,800	1,020,011

Total Societe Generale SA					$9,000				$9,180,082
TD Securities (USA) LLC	0.81%	4/28/17	5/01/17	$5,000	$5,000	$5,000,338	U.S. Treasury Obligation, 2.63%, due 8/15/20	4,902,700	$5,100,088

Total					$28,500				$29,398,833

[1] Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]		$71,337,766	—	$71,337,766
[1] See above Schedule of Investments for values in each security type.

During the year ended April 30, 2017, there were no transfers between levels.

See Notes to Financial Statements.

8	ANNUAL REPORT	APRIL 30, 2017

Schedule of Investments April 30, 2017	Ready Assets U.S. Treasury Money Fund (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (a):
0.55%, 5/04/17	$12,225	$12,224,447
0.66%, 5/11/17	36,825	36,818,320
0.76%, 5/18/17	56,815	56,794,878
0.75%, 5/25/17	25,000	24,987,750
0.56%, 6/01/17	2,500	2,498,810
0.76%, 6/08/17	20,311	20,295,327
0.77%, 6/22/17	16,400	16,381,996
0.64%, 8/03/17	4,000	3,993,472
0.63%, 8/10/17	5,000	4,991,303
0.93%, 9/14/17	5,000	4,982,811
0.92%, 9/28/17	4,000	3,984,917
0.97%, 10/12/17	10,065	10,021,441
0.97%, 10/26/17	3,000	2,985,834

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes:
0.90%, 7/31/17 (b)	$10,500	$10,498,901
0.63%, 8/31/17	2,100	2,099,734
1.00%, 9/15/17	1,000	1,000,698
0.99%, 10/31/17 (b)	2,158	2,157,188
4.25%, 11/15/17	1,500	1,527,050
3.50%, 2/15/18	1,500	1,529,422
1.01%, 4/30/18 (b)	3,000	3,000,452
1.00%, 7/31/18 (b)	1,000	1,000,000
0.99%, 10/31/18 (b)	3,145	3,144,794
0.96%, 1/31/19 (b)	6,184	6,184,000
Total Investments (Cost — $233,103,545*) — 100.3%		233,103,545
Liabilities in Excess of Other Assets — (0.3)%		(701,073)

Net Assets — 100.0%		$232,402,472

Notes to Schedule of Investments

*	Cost for U.S. federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.

(b)	Variable rate security. Rate as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities [1]	—	$233,103,545	—	$233,103,545
[1] See above Schedule of Investments for values in each security type.

During the year ended April 30, 2017, there were no transfers between levels.

See Notes to Financial Statements.

ANNUAL REPORT	APRIL 30, 2017	9

Schedule of Investments April 30, 2017	Ready Assets U.S.A. Government Money Fund (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (a):
0.51%, 5/04/17	$2,810	$2,809,882
0.55%, 5/18/17	5,000	4,998,725
0.76%, 6/08/17	4,600	4,596,658
0.85%, 9/07/17	4,590	4,576,266
0.97%, 10/12/17	335	333,550
Total U.S. Treasury Obligations — 34.7%		17,315,081

Total Repurchase Agreements — 60.5%		30,200,000
Total Investments (Cost — $47,515,081*) — 95.2%		47,515,081
Other Assets Less Liabilities — 4.8%		2,399,880

Net Assets — 100.0%		$49,914,961

Notes to Schedule of Investments

*	Cost for U.S. federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.

Repurchase Agreements

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including interest	Position	Original Par	Position received, at Value
BNP Paribas Securities Corp.	0.82%	4/28/17	5/01/17	$7,200	$7,200	$7,200,492	U.S. Treasury Obligations, 0.00% to 2.13%, due 6/30/17 to 2/15/41	8,530,956	$7,344,000
Citigroup Global Markets, Inc.	0.81%	4/28/17	5/01/17	3,000	3,000	3,000,203	U.S. Treasury Obligation, 2.13%, due 1/31/21	2,991,700	3,060,022
Credit Suisse Securities (USA) LLC	0.80%	4/28/17	5/01/17	3,000	3,000	3,000,200	U.S. Treasury Obligation, 1.88%, due 8/31/22	3,055,000	3,061,556
Goldman Sachs & Co.	0.75%[1]	4/28/17	5/01/17	5,000	5,000	5,000,313	U.S. Treasury Obligation, 1.38%, due 1/31/20	5,086,400	5,100,029
HSBC Securities (USA), Inc.	0.79%	4/28/17	5/01/17	5,000	5,000	5,000,329	U.S. Treasury Obligation, 3.00%, due 2/15/47	5,040,000	5,104,899
	0.79%	4/28/17	5/01/17	4,000	4,000	4,000,263	U.S. Treasury Obligation, 3.00%, due 2/15/47	4,030,000	4,081,894

Total HSBC Securities (USA), Inc.					$9,000				$9,186,793
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.81%	4/28/17	5/01/17	3,000	3,000	3,000,203	U.S. Treasury Obligation, 1.38%, due 1/31/20	3,051,900	3,060,078
Total					$30,200				$30,812,478

[1] Variable rate security. Rate as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$47,515,081	—	$47,515,081
[1] See above Schedule of Investments for values in each security type.

During the year ended April 30, 2017, there were no transfers between levels.

See Notes to Financial Statements.

10	ANNUAL REPORT	APRIL 30, 2017

Statements of Assets and Liabilities

April 30, 2017	BlackRock Summit Cash Reserves Fund	Ready Assets U.S. Treasury Money Fund	Ready Assets U.S.A. Government Money Fund

Assets
Investments at value — unaffiliated[1]	$42,837,766	$233,103,545	$17,315,081
Repurchase agreements, at value[2]	28,500,000	—	30,200,000
Cash	367,726	125,683	127,792
Receivables:
Investments sold	1,000,000	—	2,980,000
Capital shares sold	119,464	68,490	83,387
Interest — unaffiliated	49,356	96,799	7,609
From Manager	36,810	—	—
Prepaid expenses	35,610	44,544	14,196

Total assets	72,946,732	233,439,061	50,728,065

Liabilities
Payables:
Capital shares redeemed	146,577	844,484	689,941
Investments purchased	99,694	—	—
Investment advisory fees	30,519	29,289	19,037
Service and distribution fees	—	57,717	3,637
Audit fees	37,432	34,018	37,446
Printing fees	22,925	15,674	16,093
Legal fees	20,727	26,104	22,452
Officer’s and Trustees’ fees	3,074	2,985	2,230
Income dividends	1,182	—	—
Other affiliates	453	885	347
Other accrued expenses	24,561	25,433	21,921

Total liabilities	387,144	1,036,589	813,104

Net Assets	$72,559,588	$232,402,472	$49,914,961

Net Assets Consist of
Paid-in capital	$72,556,830	$232,397,149	$49,914,867
Accumulated net realized gain	2,758	5,323	94

Net Assets	$72,559,588	$232,402,472	$49,914,961

Investor A — Based on net assets of $55,609,415 and 55,606,946 shares outstanding, unlimited number of shares authorized, $0.10 par value	$1.00	—	—

Investor B — Based on net assets of $16,950,173 and 16,949,406 shares outstanding, unlimited number of shares authorized, $0.10 par value	$1.00	—	—

Based on net assets of $232,402,472 and 232,397,149 shares outstanding, shares authorized, $0.10 par value	—	$1.00	—

Based on net assets of $49,914,961 and 49,914,867 shares outstanding, unlimited number of shares authorized, $0.10 par value	—	—	$1.00

[1] Investments at cost — unaffiliated	$42,837,766	$233,103,545	$17,315,081
[2] Repurchase agreements at cost	$28,500,000	—	$30,200,000

See Notes to Financial Statements.

ANNUAL REPORT	APRIL 30, 2017	11

Statements of Operations

Year Ended April 30, 2017	BlackRock Summit Cash Reserves Fund	Ready Assets U.S. Treasury Money Fund	Ready Assets U.S.A. Government Money Fund

Investment Income
Interest — unaffiliated	$438,435	$826,053	$245,469

Expenses
Investment advisory	428,049	895,616	269,903
Service and distribution	—	224,258	75,129
Service and distribution — class specific	159,386	—	—
Registration	56,193	37,313	33,206
Transfer agent	—	29,633	40,872
Transfer agent — class specific	51,112	—	—
Professional	48,992	40,971	52,063
Custodian	43,831	6,423	12,503
Printing	31,929	20,231	19,717
Accounting services	11,554	14,428	8,924
Officer and Trustees	11,528	13,336	9,741
Miscellaneous	10,244	13,193	9,560

Total expenses	852,818	1,295,402	531,618
Less:
Fees waived by the Manager	(210,139)	(631,262)	(201,536)
Service and distribution fees waived and/or reimbursed	—	(62,240)	(71,493)
Service and distribution fees waived and/or reimbursed — class specific	(159,386)	—	—
Other expenses reimbursed	(853)	—	(13,195)
Transfer agent fees reimbursed — class specific	(45,527)	—	—

Total expenses after fees waived and/or reimbursed	436,913	601,900	245,394

Net investment income	1,522	224,153	75

Realized Gain
Net realized gain from investments	2,758	9,204	604

Net Increase in Net Assets Resulting from Operations	$4,280	$233,357	$679

See Notes to Financial Statements.

12	ANNUAL REPORT	APRIL 30, 2017

Statements of Changes in Net Assets

	BlackRock Summit Cash Reserves Fund
	Year Ended April 30,
Increase (Decrease) in Net Assets:	2017	2016

Operations
Net investment income	$1,522	$33
Net realized gain	2,758	407

Net increase in net assets resulting from operations	4,280	440

Distributions to Shareholders[1]
From net investment income:
Investor A	(1,337)	(25)
Investor B	(185)	(8)
From net realized gain:
Investor A	(151)	(1,040)
Investor B	(44)	(448)

Decrease in net assets resulting from distributions to shareholders	(1,717)	(1,521)

Capital Transactions
Net increase (decrease) in net assets derived from capital share transactions	(14,106,726)	29,828,695

Net Assets
Total increase (decrease) in net assets	(14,104,163)	29,827,614
Beginning of year	86,663,751	56,836,137

End of year	$72,559,588	$86,663,751

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

ANNUAL REPORT	APRIL 30, 2017	13

Statements of Changes in Net Assets

	Ready Assets U.S. Treasury Money Fund
	Year Ended April 30,
Increase (Decrease) in Net Assets:	2017	2016

Operations
Net investment income	$224,153	$69
Net realized gain	9,204	16,392

Net increase in net assets resulting from operations	233,357	16,461

Distributions to Shareholders[1]
From net investment income	(224,153)	(69)
From net realized gain	(10,909)	(14,722)

Decrease in net assets resulting from distributions to shareholders	(235,062)	(14,791)

Capital Transactions
Proceeds from sale of shares	293,777,988	56,276,067
Reinvestment of distributions	235,045	14,748
Cost of shares redeemed	(222,787,779)	(70,687,456)

Net increase (decrease) in net assets derived from capital share transactions	71,225,254	(14,396,641)

Net Assets
Total increase (decrease) in net assets	71,223,549	(14,394,971)
Beginning of year	161,178,923	175,573,894

End of year	$232,402,472	$161,178,923

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

14	ANNUAL REPORT	APRIL 30, 2017

Statements of Changes in Net Assets

	Ready Assets U.S.A. Government Money Fund
	Year Ended April 30,
Increase (Decrease) in Net Assets:	2017	2016

Operations
Net investment income	$75	$26
Net realized gain	604	6,978

Net increase in net assets resulting from operations	679	7,004

Distributions to Shareholders[1]
From net investment income	(75)	(26)
From net realized gain	(5,546)	(3,128)

Decrease in net assets resulting from distributions to shareholders	(5,621)	(3,154)

Capital Transactions
Proceeds from sale of shares	99,885,111	124,576,143
Reinvestment of distributions	5,601	3,132
Cost of shares redeemed	(115,919,827)	(131,722,272)

Net decrease in net assets derived from capital share transactions	(16,029,115)	(7,142,997)

Net Assets
Total decrease in net assets	(16,034,057)	(7,139,147)
Beginning of year	65,949,018	73,088,165

End of year	$49,914,961	$65,949,018

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

ANNUAL REPORT	APRIL 30, 2017	15

Financial Highlights	BlackRock Summit Cash Reserves Fund

	Investor A
	Year Ended April 30,
	2017	2016	2015	2014	2013

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0000	0.0000	0.0000	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	0.00%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.81%	0.84%	0.89%	0.84%	0.86%

Total expenses after fees waived and/or reimbursed paid indirectly	0.51%	0.30%	0.23%	0.23%	0.30%

Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$55,609	$63,096	$44,942	$45,675	$44,976

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

16	ANNUAL REPORT	APRIL 30, 2017

Financial Highlights (concluded)	BlackRock Summit Cash Reserves Fund

	Investor B
	Year Ended April 30,
	2017	2016	2015	2014	2013

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0000	0.0000	0.0000	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	0.00%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	1.58%	1.59%	1.67%	1.62%	1.63%

Total expenses after fees waived and/or reimbursed paid indirectly	0.51%	0.31%	0.23%	0.23%	0.30%

Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$16,950	$23,568	$11,894	$13,923	$13,881

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

ANNUAL REPORT	APRIL 30, 2017	17

Financial Highlights	Ready Assets U.S. Treasury Money Fund

	Year Ended April 30,
	2017	2016	2015	2014	2013

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0010	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0001	0.0001	0.0000 [1]	0.0001	0.0000 [1]

Net increase from investment operations	0.0011	0.0001	0.0000	0.0001	0.0000

Distributions:[2]
From net investment income	(0.0010)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]

Total distributions	(0.0011)	(0.0001)	(0.0000)	(0.0001)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.11%	0.01%	0.00%	0.01%	0.00%

Ratios to Average Net Assets
Total expenses	0.72%	0.76%	0.73%	0.71%	0.69%

Total expenses after fees waived and/or reimbursed paid indirectly	0.34%	0.14%	0.04%	0.06%	0.10%

Net investment income	0.13%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$232,402	$161,179	$175,574	$206,018	$263,676

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

18	ANNUAL REPORT	APRIL 30, 2017

Financial Highlights	Ready Assets U.S.A. Government Money Fund

	Year Ended April 30,
	2017	2016	2015	2014	2013

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0001	0.0000 [1]	0.0001	0.0000 [1]

Net increase from investment operations	0.0000	0.0001	0.0000	0.0001	0.0000

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0000)[3]

Total distributions	(0.0001)	(0.0000)	(0.0000)	(0.0001)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.00%	0.00%	0.01%	0.00%

Ratios to Average Net Assets
Total expenses	0.89%	0.91%	0.86%	0.84%	0.84%

Total expenses after fees waived and/or reimbursed paid indirectly	0.41%	0.18%	0.07%	0.07%	0.17%

Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$49,915	$65,949	$73,088	$78,574	$95,868

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

ANNUAL REPORT	APRIL 30, 2017	19

Notes to Financial Statements

1. Organization:

BlackRock Financial Institutions Series Trust (the “Trust”) of which BlackRock Summit Cash Reserves is a series, Ready Assets U.S. Treasury Money Fund and Ready Assets U.S.A. Government Money are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. Each of the Trust, Ready Assets U.S. Treasury Money Fund and Ready Assets U.S.A Government Money Fund is organized as a Massachusetts business trust. The following are referred to herein collectively as the “Funds” or individually, a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock Summit Cash Reserves Fund	Summit Cash	Diversified
Ready Assets U.S. Treasury Money Fund	U.S. Treasury	Diversified
Ready Assets U.S.A. Government Money Fund	U.S.A. Government	Diversified

The Investor A and Investor B Shares of Summit Cash have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares, and may be subject to a contingent deferred sales charge (“CDSC”). Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution and service plan).

Each of Sumitt Cash, U.S. Treasury and U.S.A. Government operate as a “government money market fund” under Rule 2a-7 under the 1940 Act. Each Fund is not subject to liquidity fees or temporary suspensions of redemptions due to declines in a Fund’s weekly liquid assets.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (“the Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared and reinvested daily. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization of Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Summit Cash and other shared expenses prorated to the Summit Cash are allocated daily to each class based on its relative net assets or other appropriate methods.

Through May 31, 2016, the Funds had an arrangement with their custodian whereby credits were earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Credits previously earned have been utilized until December 31, 2016. Under current arrangements effective June 1, 2016, the Funds no longer earn credits on uninvested cash, and may incur charges on uninvested cash balances and overdrafts, subject to certain conditions.

20	ANNUAL REPORT	APRIL 30, 2017

Notes to Financial Statements (continued)

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Each Fund seeks to maintain its net asset (“NAV”) value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basic.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Pursuant to the custodial undertaking associated with a tri-party repurchase arrangement, an unaffiliated third party custodian maintains accounts to hold collateral for a Fund and its counterparties. Typically, a Fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or a Fund, respectively.

In the event the counterparty defaults and the fair value of the collateral declines, a Fund could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by a Fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, a Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, a Fund would recognize a liability with respect to such excess collateral. The liability reflects a Fund’s obligation under bankruptcy law to return the excess to the counterparty.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: U.S. Treasury, U.S.A. Government and the Trust, on behalf of Summit Cash, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets.

ANNUAL REPORT	APRIL 30, 2017	21

Notes to Financial Statements (continued)

	Summit Cash	U.S. Treasury	U.S.A. Government
Investment advisory fee	0.50%	0.50%	0.45%

Service and Distribution Fees: U.S. Treasury and U.S.A. Government each entered into a Distribution Agreement and a Shareholder Servicing Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. The Trust, on behalf of Summit Cash, entered into a Distribution Agreement and Distribution Plan for Investor B Shares with BRIL. Pursuant to the Distribution and Shareholder Servicing Plans and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Summit Cash	U.S. Treasury	U.S.A. Government
Fund Level	—	0.125%	0.125%
Investor A	—	—	—
Investor B	0.75%	—	—

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to the shareholders.

For the year ended April 30, 2017, the following table shows the class specific service and distribution fees borne directly by each share class of Summit Cash:

	Investor A	Investor B	Total
Summit Cash	—	$159,386	$159,386

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.

The Manager maintains a call center that is responsible for providing certain shareholder services to Summit Cash. Shareholder services include responding to inquiries and processing subscriptions and redemptions transactions based upon instructions from shareholders. For the year ended April 30, 2017, Summit Cash reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Investor A	Investor B	Total
Summit Cash	$344	$97	$441

For the year ended April 30, 2017, the following table shows the class specific transfer agent fees borne directly by each class of Summit Cash:

	Investor A	Investor B	Total
Summit Cash	$35,628	$15,484	$51,112

Other Fees: For the year ended April 30, 2017, affiliates of Summit Cash received CDSCs as follows:

Investor A	$6,603
Investor B	$2,994

Expense Waivers and Reimbursements: The Manager, with respect to U.S. Treasury, voluntarily agreed to waive a portion of its investment advisory fees equal to the annual rate of 0.35% of the Fund’s average daily net assets. This amount is included in fees waived by Manager in the Statements of Operations. During the year ended April 30, 2017, the Manager waived $626,931 pursuant to this agreement.

The Manager and BRIL voluntarily agreed to waive a portion of their respective management and service and distribution fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. These amounts are reported in the Statements of Operations as fees waived by the Manager, service and distribution fees waived and/or reimbursed, service and distribution fees waived and/or reimbursed — class specific, transfer agent fees reimbursed — class specific and other expenses reimbursed. The Manager and BRIL may discontinue the waiver and/or reimbursement at any time.

The following Funds had a waiver of investment advisory fees, which are included in fees waived by the Manager in the Statements of Operations. For the year ended April 30, 2017, the amounts were as follows:

	Summit Cash	U.S. Treasury	U.S.A. Government
Amounts waived	$210,139	$4,331	$201,536

22	ANNUAL REPORT	APRIL 30, 2017

Notes to Financial Statements (continued)

Class specific service and distribution fee waivers and/or reimbursements are as follows:

	Investor A	Investor B	Total
Summit Cash	—	$159,386	$159,386

Class specific transfer agent fee waivers and/or reimbursements are as follows:

	Investor A	Investor B	Total
Summit Cash	$31,531	$13,996	$45,527

For the year ended April 30, 2017, the Funds reimbursed the Manager for certain accounting services, which is included in accounting services in the Statements of Operations. The reimbursements were as follows:

	Summit Cash	U.S. Treasury	U.S.A. Government
Amounts Reimbursed	$792	$1,811	$703

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission, U.S. Treasury and U.S.A. Government may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by U.S. Treasury and U.S.A. Government’s investment policies and restrictions. U.S. Treasury and U.S.A. Government are currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended April 30, 2017, U.S. Treasury and U.S.A. Government did not participate in the Interfund Lending Program.

Officers and Trustees: Certain officers and/or Trustees of the Trust, U.S. Treasury and U.S.A. Government are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Officer and Trustees in the Statements of Operations.

6. Income Tax Information:

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for each of the four April 30, 2017. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

The tax character of distributions paid was as follows:

		Summit Cash	U.S. Treasury	U.S.A. Government
Ordinary income	4/30/17	$1,717	$233,410	$4,707
	4/30/16	$1,521	$14,515	$3,042
Long-term capital gain	4/30/17	—	$1,652	$914
	4/30/16		276	112

	4/30/17	$1,717	$235,062	$5,621

Total	4/30/16	$1,521	$14,791	$3,154

As of period end, the tax components of accumulated net earnings (losses) were as follows:

	Summit Cash	U.S. Treasury	U.S.A. Government
Undistributed ordinary income	$2,758	$4,512	$94
Undistributed long - term capital gains	—	860	—
Net unrealized losses[1]	—	(49)	—

Total	$2,758	$5,323	$94

[1]	The difference between book-basis and tax-basis net unrealized losses was attributable primarily to the tax deferral of losses on wash sales.

ANNUAL REPORT	APRIL 30, 2017	23

Notes to Financial Statements (concluded)

7. Principal Risks:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers of securities owned by the Funds. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Counterparty Credit Risk: Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

8. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

Transactions in capital shares for each class of Summit Cash were as follows:

	Year Ended April 30, 2017	Year Ended April 30, 2016
Investor A
Shares sold	57,306,211	52,898,789
Shares issued in reinvestment of distributions	122	37
Shares redeemed	(64,794,509)	(34,744,057)

Net increase (decrease)	(7,488,176)	18,154,769

Investor B
Shares sold	17,034,284	36,628,658
Shares issued in reinvestment of distributions	10	11
Shares redeemed	(23,652,844)	(24,954,743)

Net increase (decrease)	(6,618,550)	11,673,926

Total Net Increase (Decrease)	(14,106,726)	29,828,695

9. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

24	ANNUAL REPORT	APRIL 30, 2017

Report of Independent Registered Public Accounting Firm

To the Shareholders of BlackRock Summit Cash Reserves Fund, Ready Assets U.S. Treasury Money Fund, and Ready Assets U.S.A. Government Money Fund, and to the Board of Trustees of BlackRock Financial Institutions Series Trust, Ready Assets U.S. Treasury Money Fund, and Ready Assets U.S.A. Government Money Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust, Ready Assets U.S. Treasury Money Fund, and Ready Assets U.S.A. Government Money Fund (collectively, the “Funds”), as of April 30, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2017, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust, Ready Assets U.S. Treasury Money Fund, and Ready Assets U.S.A. Government Money Fund, as of April 30, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts

June 22, 2017

Important Tax Information (Unaudited)

During the fiscal year ended April 30, 2017, the following information is provided with respect to distributions paid by the Funds.

	BlackRock Summit Cash Reserves	Ready Assets U.S. Treasury Money Fund	Ready Assets U.S.A. Government Money Fund
Federal Obligation Interest[1]	50.37%	95.93%	0.79%

Interest-Related Dividends and Qualified Short-Term Capital Gains for Non-U.S. Residents[2]	100%	100%	100%

Long-Term Capital Gain Distribution Per Share	—	0.000011092	0.000015492

[1]

The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

[2]	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresidents aliens and foreign corporations.

ANNUAL REPORT	APRIL 30, 2017	25

Officers and Trustees

Name, Address[1] and Year of Birth	Position(s) Held with the Trust/Funds	Length of Time Served³	Principal Occupation(s) During Past Five Years	Number of BlackRock— Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Trustees[2]
Rodney D. Johnson 1941	Chair of the Board and Trustee	Since 2007 (Chair of the Board); Since 2009 (Trustee)	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011; Director, The Mainstay (non-profit) since 2016.	26 RICs consisting of 145 Portfolios	None
Susan J. Carter 1956	Trustee	Since 2016	Director, Pacific Pension Institute since 2014; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest since 2015; Advisory Board Member, Bridges Ventures since 2016; Trustee, Financial Accounting Foundation since 2017.	26 RICs consisting of 145 Portfolios	None
Collette Chilton 1958	Trustee	Since 2015	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	26 RICs consisting of 145 Portfolios	None
Neil A. Cotty 1954	Trustee	Since 2016	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer, from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	26 RICs consisting of 145 Portfolios	None
Cynthia A. Montgomery 1952	Trustee	Since 2007	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012.	26 RICs consisting of 145 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 1947	Trustee	Since 2007	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	26 RICs consisting of 145 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.
Robert C. Robb, Jr. 1945	Trustee	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981 and Principal since 2010.	26 RICs consisting of 145 Portfolios	None
Mark Stalnecker 1954	Trustee	Since 2015	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate from 2001 to 2015; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System since 2009; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director, SEI Private Trust Co. from 2001 to 2014.	26 RICs consisting of 145 Portfolios	None
Kenneth L. Urish 1951	Trustee	Since 2007	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	26 RICs consisting of 145 Portfolios	None
Claire A. Walton 1957	Trustee	Since 2016	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group since 2009; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	26 RICs consisting of 145 Portfolios	None

26	ANNUAL REPORT	APRIL 30, 2017

Officers and Trustees (continued)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust/Funds	Length of Time Served³	Principal Occupation(s) During Past Five Years	Number of BlackRock— Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Trustees[2]
Frederick W. Winter 1945	Trustee	Since 2007	Director, Alkon Corporation since 1992; Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh, Dean and Professor from 1997 to 2005, Professor until 2013.	26 RICs consisting of 145 Portfolios	None
Interested Trustees[4]
Barbara G. Novick 1960	Trustee and President[5]	Since 2015	Vice Chairman of BlackRock, Inc. since 2006; Chair of BlackRock's Government Relations Steering Committee since 2009; Head of the Global Client Group of BlackRock, Inc. from 1988 to 2008.	101 RICs consisting of 220 Portfolios	None
John M. Perlowski 1964	Trustee, President[6] and Chief Executive Officer	Since 2015 (Trustee); Since 2010 (President and Chief Executive Officer)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Fund & Accounting Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	129 RICs consisting of 318 Portfolios	None
[1] The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

[2]    Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

[3]    Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Independent Trustees as joining the Board in 2007, those Independent Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: Rodney D. Johnson, 1995; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

[4]    Ms. Novick and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust/Funds based on their positions with BlackRock and its affiliates. Mr. Perlowski and Ms. Novick are also board members of certain complexes of BlackRock registered open-end and closed-end funds. Mr. Perlowski is also a board member of the BlackRock Equity-Bond Complex and the BlackRock Closed-End Complex, and Ms. Novick is a board member of the BlackRock Closed-End Complex.

[5] President of the Trust.
[6] President of the Master LLC.

ANNUAL REPORT	APRIL 30, 2017	27

Officers and Trustees (concluded)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust/Funds	Length of Time Served as an Officer	Principal Occupation(s) During Past Five Years
Officers Who Are Not Trustees[2]
Thomas Callahan 1968	Vice President	Since 2016	Managing Director of BlackRock, Inc. since 2013; Head of BlackRock’s Global Cash Management Business since 2016; Co-Head of the Global Cash Management Business from 2014 to 2016; Deputy Head of the Global Cash Management Business from 2013 to 2014; Member of the Cash Management Group Executive Committee since 2013; Chief Executive Officer of NYSE Liffe U.S. from 2008 to 2013.
Jennifer McGovern 1977	Vice President	Since 2014	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock, Inc. from 2008 to 2010.
Neal J. Andrews 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay M. Fife 1970	Treasurer	Since 2007	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer	Since 2014	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer	Since 2015	Director of BlackRock, Inc. since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock, Inc. since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary	Since 2012	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares® exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.
[1] The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.
[2] Officers of the Trust/Funds serve at the pleasure of the Board.
Further information about the Trust's/Funds' Officers and Trustees is available in the Trust's/Funds' Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Effective December 31, 2016, David O. Beim and Dr. Matina S. Horner resigned as Trustees of the Trust/Funds.

Investment Adviser BlackRock Advisors, LLC Wilmington, DE 19809	Transfer Agents BNY Mellon Investment Servicing (US) Inc.[1] Wilmington, DE 19809 Financial Data Services, Inc.[2] Jacksonville, FL 32246	Distributor BlackRock Investments, LLC New York, NY 10022	Address of the Trust/Funds 100 Bellevue Parkway Wilmington, DE 19809

Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02111	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Legal Counsel Sidley Austin LLP New York, NY 10019

[1]	For BlackRock Summit Cash Reserves Fund.

[2]	For Ready Assets U.S. Treasury Money Fund and Ready Assets U.S.A. Government Money Fund.

28	ANNUAL REPORT	APRIL 30, 2017

Additional Information

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial adviser. Please note that not all investment advisers, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, for Ready Assets U.S. Treasury Money Fund and Ready Assets U.S.A. Government Money Fund please call the Transfer Agent at (800) 221-7210 or for BlackRock Summit Cash Reserves Fund please call the Transfer Agent at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling
(800) 626-1960.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 626-1960; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 626-1960; and (2) on the SEC’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

ANNUAL REPORT	APRIL 30, 2017	29

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless preceded or accompanied by the Fund’s current prospectus. You could lose money by investing in a Fund. Although the Funds seek to preserve the value of your investment at $1.00 per share, they cannot guarantee they will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds at any time. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. Each Fund’s current 7-day yield more closely reflects the current earnings of a Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

SUMMITMM-4/17-AR

Item 2 –	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-441-7762.

Item 3 –	Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent: Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust	$27,813	$26,533	$2,000	$0	$9,792	$9,792	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,129,000	$2,154,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Non-audit fees of $2,129,000 and $2,154,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g)

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust	$11,792	$9,792

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,129,000	$2,154,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Certifications – Attached hereto

(a)(3) Not Applicable

(b) Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Date: July 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Date: July 5, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Date: July 5, 2017